Pension Plans and Similar Obligations - Present Value of the DBO and the Fair Value of the Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans and Similar Obligations
Defined contribution plans	€ 326	€ 314	€ 280
Defined benefit pension plans	93	55	50
Pension expenses	€ 419	€ 369	€ 330